Recently Issued Accounting Standards	9 Months Ended
Sep. 30, 2011
Recently Issued Accounting Standards [Abstract]
Recently Issued Accounting Standards

2. Recently Issued Accounting Standards

In September 2009, Accounting Standards Codification (“ASC”) 605-25, Multiple-Element Arrangements, was updated (Accounting Standards Update (“ASU”) No. 2009-13) related to revenue recognition for arrangements with multiple elements. The revised guidance provides for two significant changes to the existing guidance, the first relates to the determination of when the individual deliverables included in a multiple-element arrangement may be treated as separate units of accounting, which will likely result in the requirement to separate more deliverables within an arrangement leading to less revenue deferral. The second change modifies the manner in which the transaction consideration is allocated across the separately identified deliverables. Together, these changes are likely to result in earlier recognition of revenue for multiple-element arrangements than under previous guidance. The new guidance also significantly expands the disclosures required for multiple-element revenue arrangements. The new guidance was effective for us for new arrangements or modifications to existing arrangements entered into on or after January 1, 2011 and had no effect on our financial statements for the nine months ended September 30, 2011. The adoption of this new guidance may have the potential effect of less future revenue deferral for new collaborations than we have historically experienced.

In March 2010, ASC 605-28, Milestone Method of Revenue Recognition, was amended (ASU No. 2010-17) related to the ratification of the application of the proportional performance model of revenue recognition when applied to milestones in research and development arrangements. Accordingly, the consensus states that an entity can make an accounting policy election to recognize a payment that is contingent upon the achievement of a substantive milestone in its entirety in the period in which the milestone is achieved. The new guidance was effective for us for new arrangements entered into on or after January 1, 2011. The adoption of this guidance had no effect on our financial statements, since we have been historically recognizing milestone revenue consistent with this guidance.